CAPITAL IMPROVEMENTS, NEWBUILDINGS AND VESSEL PURCHASE DEPOSITS (Tables)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Schedule of Capital Improvements, Newbuildings and Vessel Purchase Deposits

(in thousands of $)	June 30, 2023	December 31, 2022
Capital improvements in progress	306	4,127
Newbuildings	112,493	93,733
	112,799	97,860